Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Sep. 30, 2015	Sep. 30, 2025	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2025
C000162241 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Accumulated Value	$ 1,000,000		$ 1,154,488	$ 1,327,362	$ 1,483,288	$ 1,260,248	$ 1,170,343	$ 1,837,647	$ 2,365,464	$ 2,871,693	$ 2,980,818	$ 3,021,900
C000004626 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Accumulated Value	10,000		11,535	13,249	14,784	12,543	11,636	18,255	23,473	28,465	29,521	29,886
C000004625 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Deferred Sales Charge - 1.00%
Accumulated Value	10,000		11,421	12,989	14,353	12,061	11,079	17,212	21,921	26,329	27,040	27,121
C000004623 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Sales Charge - 5.75%
Accumulated Value	9,426		10,845	12,420	13,822	11,695	10,819	16,927	21,720	26,278	27,178	27,452
S And P Global Natural Resources Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Global Natural Resources Index
Accumulated Value	10,000		12,471	15,030	17,148	15,265	13,810	19,642	19,839	23,366	25,153	26,928
S And P 1500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 1500® Index (broad-based index)
Accumulated Value	$ 10,000		$ 11,549	$ 13,698	$ 16,121	$ 16,668	$ 18,905	$ 24,837	$ 20,975	$ 25,376	$ 34,394	$ 40,111